Financial instruments and related disclosures - Reconciliation of financial instruments and other receivables and other non-current assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	£ 6,836	£ 7,385
Other non-current assets	1,942	1,584
Total financial assets	11,086	12,869
Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	6,836	7,385
Other non-current assets	1,942	1,584
Total financial assets	8,778	8,969
Financial assets at FVTPL | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	53
Other non-current assets	31	18
Total financial assets	84	41
Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	2,163	2,541
Other non-current assets	0	0
Total financial assets	2,163	2,541
Amortised cost | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	3,733	3,829
Other non-current assets	5	9
Total financial assets	3,738	3,838
Financial instruments | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	5,949	6,393
Other non-current assets	36	27
Total financial assets	5,985	6,420
Non financial instruments | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	887	992
Other non-current assets	1,906	1,557
Total financial assets	£ 2,793	£ 2,549